UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Equity Sector Strategy Fund

Class A: SUPAX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.73%

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 24.24% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's index, the S&P 500® Index, returned 27.14% for the same period.

The Fund’s underweight in the information technology sector, particularly in semiconductor stocks, was the primary factor in its underperformance. The underweight in semiconductors prevented the Fund from fully participating in the rally in NVIDIA Corp. (2.7%), one of the best individual performers in the large-cap space during the period.

Our preference for more defensive market segments also detracted from performance at a time in which positive economic growth, stable corporate earnings, and expectations for falling interest rates helped fuel investors’ appetite for risk. In this environment, underweights in areas such as machinery, materials, retail, and household durables detracted from results. Similarly, the Fund’s cash position — which was typically in a range of 7% to 8% — dampened returns given the robust performance for the broader market.

On the other hand, an overweight in the aerospace & defense industry contributed positively to the Fund's performance. We held this position on the view that both the United States and its allies would need to maintain elevated levels of defense spending at a time of heightened geopolitical risk. Overweights in large-cap banks and insurance stocks helped results, as well. The Fund was further helped by our decision to maintain an overweight in the healthcare sector, with an emphasis on biotechnology/pharmaceutical and equipment companies. An overweight in electric utilities contributed, as well.

Percentages in parentheses are based on the Fund's total net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	S&P 500® Index
'14	$9,425	$10,000
'14	$9,167	$9,860
'14	$9,331	$10,101
'14	$9,402	$10,372
'14	$9,313	$10,346
'15	$9,276	$10,036
'15	$9,548	$10,612
'15	$9,500	$10,444
'15	$9,554	$10,545
'15	$9,590	$10,680
'15	$9,427	$10,474
'15	$9,500	$10,693
'15	$9,083	$10,048
'15	$8,902	$9,799
'15	$9,288	$10,626
'15	$9,319	$10,657
'15	$9,082	$10,489
'16	$8,731	$9,969
'16	$8,418	$9,955
'16	$8,701	$10,631
'16	$8,787	$10,672
'16	$8,793	$10,864
'16	$8,738	$10,892
'16	$8,971	$11,293
'16	$8,996	$11,309
'16	$9,057	$11,311
'16	$8,910	$11,105
'16	$8,811	$11,516
'16	$8,942	$11,744
'17	$9,107	$11,967
'17	$9,240	$12,442
'17	$9,367	$12,456
'17	$9,533	$12,584
'17	$9,729	$12,761
'17	$9,736	$12,841
'17	$9,964	$13,105
'17	$9,990	$13,145
'17	$10,136	$13,416
'17	$10,218	$13,729
'17	$10,282	$14,150
'17	$10,423	$14,308
'18	$10,784	$15,127
'18	$10,352	$14,569
'18	$10,274	$14,199
'18	$10,320	$14,254
'18	$10,255	$14,597
'18	$10,165	$14,687
'18	$10,294	$15,233
'18	$10,249	$15,730
'18	$10,249	$15,819
'18	$9,577	$14,738
'18	$9,635	$15,038
'18	$9,218	$13,680
'19	$9,798	$14,777
'19	$9,983	$15,251
'19	$10,114	$15,547
'19	$10,358	$16,177
'19	$9,983	$15,149
'19	$10,457	$16,217
'19	$10,437	$16,450
'19	$10,306	$16,189
'19	$10,477	$16,492
'19	$10,694	$16,849
'19	$10,918	$17,461
'19	$11,232	$17,988
'20	$11,125	$17,981
'20	$10,415	$16,501
'20	$9,086	$14,463
'20	$9,854	$16,317
'20	$10,202	$17,094
'20	$10,415	$17,434
'20	$10,898	$18,417
'20	$11,381	$19,740
'20	$11,047	$18,990
'20	$10,870	$18,485
'20	$11,942	$20,509
'20	$12,430	$21,297
'21	$12,451	$21,082
'21	$12,726	$21,664
'21	$13,037	$22,612
'21	$13,529	$23,819
'21	$13,738	$23,986
'21	$13,905	$24,546
'21	$13,963	$25,129
'21	$14,324	$25,893
'21	$13,630	$24,688
'21	$14,425	$26,418
'21	$14,274	$26,235
'21	$14,963	$27,411
'22	$14,181	$25,992
'22	$13,738	$25,214
'22	$14,133	$26,150
'22	$12,937	$23,870
'22	$13,024	$23,914
'22	$12,059	$21,940
'22	$12,947	$23,963
'22	$12,474	$22,986
'22	$11,442	$20,869
'22	$12,455	$22,558
'22	$13,091	$23,819
'22	$12,507	$22,447
'23	$13,163	$23,857
'23	$12,830	$23,275
'23	$13,173	$24,129
'23	$13,438	$24,506
'23	$13,340	$24,612
'23	$14,055	$26,239
'23	$14,446	$27,082
'23	$14,260	$26,651
'23	$13,702	$25,380
'23	$13,585	$24,846
'23	$14,633	$27,115
'23	$15,157	$28,347
'24	$15,465	$28,824
'24	$16,090	$30,363
'24	$16,606	$31,339
'24	$15,981	$30,059
'24	$16,655	$31,550
'24	$17,112	$32,682
'24	$17,310	$33,080
'24	$17,717	$33,882

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	24.24%	11.45%	6.51%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	17.09%	10.13%	5.89%
S&P 500® Index	27.14%	15.92%	12.98%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	85,033,400
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	83,170

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	89%
Cash Equivalents	8%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Health Care	15%
Financials	14%
Communication Services	9%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Energy	5%
Utilities	3%
Materials	2%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	31.9% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	3.2%
NVIDIA Corp.	2.6%
Meta Platforms, Inc.	2.3%
Eli Lilly & Co.	1.7%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
Johnson & Johnson	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-A

R-102573-1 (10/24)

DWS Equity Sector Strategy Fund

Class C: SUPCX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.48%

Gross expense ratio as of the latest prospectus: 1.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 23.32% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's index, the S&P 500® Index, returned 27.14% for the same period.

The Fund’s underweight in the information technology sector, particularly in semiconductor stocks, was the primary factor in its underperformance. The underweight in semiconductors prevented the Fund from fully participating in the rally in NVIDIA Corp. (2.7%), one of the best individual performers in the large-cap space during the period.

Our preference for more defensive market segments also detracted from performance at a time in which positive economic growth, stable corporate earnings, and expectations for falling interest rates helped fuel investors’ appetite for risk. In this environment, underweights in areas such as machinery, materials, retail, and household durables detracted from results. Similarly, the Fund’s cash position — which was typically in a range of 7% to 8% — dampened returns given the robust performance for the broader market.

On the other hand, an overweight in the aerospace & defense industry contributed positively to the Fund's performance. We held this position on the view that both the United States and its allies would need to maintain elevated levels of defense spending at a time of heightened geopolitical risk. Overweights in large-cap banks and insurance stocks helped results, as well. The Fund was further helped by our decision to maintain an overweight in the healthcare sector, with an emphasis on biotechnology/pharmaceutical and equipment companies. An overweight in electric utilities contributed, as well.

Percentages in parentheses are based on the Fund's total net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	S&P 500® Index
'14	$10,000	$10,000
'14	$9,718	$9,860
'14	$9,881	$10,101
'14	$9,950	$10,372
'14	$9,853	$10,346
'15	$9,808	$10,036
'15	$10,083	$10,612
'15	$10,026	$10,444
'15	$10,083	$10,545
'15	$10,115	$10,680
'15	$9,936	$10,474
'15	$10,000	$10,693
'15	$9,558	$10,048
'15	$9,359	$9,799
'15	$9,763	$10,626
'15	$9,789	$10,657
'15	$9,534	$10,489
'16	$9,158	$9,969
'16	$8,828	$9,955
'16	$9,119	$10,631
'16	$9,197	$10,672
'16	$9,204	$10,864
'16	$9,139	$10,892
'16	$9,379	$11,293
'16	$9,392	$11,309
'16	$9,456	$11,311
'16	$9,294	$11,105
'16	$9,184	$11,516
'16	$9,314	$11,744
'17	$9,480	$11,967
'17	$9,619	$12,442
'17	$9,739	$12,456
'17	$9,905	$12,584
'17	$10,104	$12,761
'17	$10,110	$12,841
'17	$10,336	$13,105
'17	$10,356	$13,145
'17	$10,502	$13,416
'17	$10,582	$13,729
'17	$10,641	$14,150
'17	$10,779	$14,308
'18	$11,141	$15,127
'18	$10,692	$14,569
'18	$10,605	$14,199
'18	$10,652	$14,254
'18	$10,572	$14,597
'18	$10,471	$14,687
'18	$10,598	$15,233
'18	$10,545	$15,730
'18	$10,538	$15,819
'18	$9,842	$14,738
'18	$9,895	$15,038
'18	$9,464	$13,680
'19	$10,054	$14,777
'19	$10,237	$15,251
'19	$10,359	$15,547
'19	$10,603	$16,177
'19	$10,210	$15,149
'19	$10,692	$16,217
'19	$10,664	$16,450
'19	$10,522	$16,189
'19	$10,692	$16,492
'19	$10,909	$16,849
'19	$11,126	$17,461
'19	$11,442	$17,988
'20	$11,326	$17,981
'20	$10,601	$16,501
'20	$9,244	$14,463
'20	$10,013	$16,317
'20	$10,361	$17,094
'20	$10,572	$17,434
'20	$11,058	$18,417
'20	$11,537	$19,740
'20	$11,196	$18,990
'20	$11,000	$18,485
'20	$12,081	$20,509
'20	$12,570	$21,297
'21	$12,584	$21,082
'21	$12,848	$21,664
'21	$13,156	$22,612
'21	$13,640	$23,819
'21	$13,838	$23,986
'21	$13,999	$24,546
'21	$14,043	$25,129
'21	$14,402	$25,893
'21	$13,698	$24,688
'21	$14,490	$26,418
'21	$14,321	$26,235
'21	$15,004	$27,411
'22	$14,209	$25,992
'22	$13,758	$25,214
'22	$14,150	$26,150
'22	$12,943	$23,870
'22	$13,022	$23,914
'22	$12,050	$21,940
'22	$12,924	$23,963
'22	$12,443	$22,986
'22	$11,412	$20,869
'22	$12,413	$22,558
'22	$13,041	$23,819
'22	$12,449	$22,447
'23	$13,092	$23,857
'23	$12,755	$23,275
'23	$13,092	$24,129
'23	$13,339	$24,506
'23	$13,240	$24,612
'23	$13,932	$26,239
'23	$14,318	$27,082
'23	$14,130	$26,651
'23	$13,566	$25,380
'23	$13,438	$24,846
'23	$14,466	$27,115
'23	$14,970	$28,347
'24	$15,268	$28,824
'24	$15,874	$30,363
'24	$16,371	$31,339
'24	$15,745	$30,059
'24	$16,401	$31,550
'24	$16,849	$32,682
'24	$17,027	$33,080
'24	$17,425	$33,882

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	23.32%	10.62%	5.71%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	22.32%	10.62%	5.71%
S&P 500® Index	27.14%	15.92%	12.98%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	85,033,400
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	83,170

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	89%
Cash Equivalents	8%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Health Care	15%
Financials	14%
Communication Services	9%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Energy	5%
Utilities	3%
Materials	2%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	31.9% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	3.2%
NVIDIA Corp.	2.6%
Meta Platforms, Inc.	2.3%
Eli Lilly & Co.	1.7%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
Johnson & Johnson	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-C

R-102573-1 (10/24)

DWS Equity Sector Strategy Fund

Class S: SPGRX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	0.48%

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 24.59% for the period ended August 31, 2024. The Fund's index, the S&P 500® Index, returned 27.14% for the same period.

The Fund’s underweight in the information technology sector, particularly in semiconductor stocks, was the primary factor in its underperformance. The underweight in semiconductors prevented the Fund from fully participating in the rally in NVIDIA Corp. (2.7%), one of the best individual performers in the large-cap space during the period.

Our preference for more defensive market segments also detracted from performance at a time in which positive economic growth, stable corporate earnings, and expectations for falling interest rates helped fuel investors’ appetite for risk. In this environment, underweights in areas such as machinery, materials, retail, and household durables detracted from results. Similarly, the Fund’s cash position — which was typically in a range of 7% to 8% — dampened returns given the robust performance for the broader market.

On the other hand, an overweight in the aerospace & defense industry contributed positively to the Fund's performance. We held this position on the view that both the United States and its allies would need to maintain elevated levels of defense spending at a time of heightened geopolitical risk. Overweights in large-cap banks and insurance stocks helped results, as well. The Fund was further helped by our decision to maintain an overweight in the healthcare sector, with an emphasis on biotechnology/pharmaceutical and equipment companies. An overweight in electric utilities contributed, as well.

Percentages in parentheses are based on the Fund's total net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	S&P 500® Index
'14	$10,000	$10,000
'14	$9,727	$9,860
'14	$9,901	$10,101
'14	$9,975	$10,372
'14	$9,888	$10,346
'15	$9,849	$10,036
'15	$10,138	$10,612
'15	$10,087	$10,444
'15	$10,157	$10,545
'15	$10,196	$10,680
'15	$10,023	$10,474
'15	$10,099	$10,693
'15	$9,657	$10,048
'15	$9,465	$9,799
'15	$9,882	$10,626
'15	$9,914	$10,657
'15	$9,668	$10,489
'16	$9,295	$9,969
'16	$8,961	$9,955
'16	$9,268	$10,631
'16	$9,354	$10,672
'16	$9,367	$10,864
'16	$9,308	$10,892
'16	$9,563	$11,293
'16	$9,589	$11,309
'16	$9,655	$11,311
'16	$9,504	$11,105
'16	$9,399	$11,516
'16	$9,537	$11,744
'17	$9,720	$11,967
'17	$9,862	$12,442
'17	$9,997	$12,456
'17	$10,180	$12,584
'17	$10,391	$12,761
'17	$10,404	$12,841
'17	$10,648	$13,105
'17	$10,675	$13,145
'17	$10,831	$13,416
'17	$10,926	$13,729
'17	$11,001	$14,150
'17	$11,145	$14,308
'18	$11,532	$15,127
'18	$11,076	$14,569
'18	$10,993	$14,199
'18	$11,049	$14,254
'18	$10,980	$14,597
'18	$10,883	$14,687
'18	$11,028	$15,233
'18	$10,980	$15,730
'18	$10,980	$15,819
'18	$10,261	$14,738
'18	$10,330	$15,038
'18	$9,889	$13,680
'19	$10,511	$14,777
'19	$10,709	$15,251
'19	$10,850	$15,547
'19	$11,111	$16,177
'19	$10,716	$15,149
'19	$11,224	$16,217
'19	$11,210	$16,450
'19	$11,069	$16,189
'19	$11,253	$16,492
'19	$11,493	$16,849
'19	$11,733	$17,461
'19	$12,073	$17,988
'20	$11,959	$17,981
'20	$11,202	$16,501
'20	$9,773	$14,463
'20	$10,599	$16,317
'20	$10,981	$17,094
'20	$11,210	$17,434
'20	$11,730	$18,417
'20	$12,249	$19,740
'20	$11,898	$18,990
'20	$11,707	$18,485
'20	$12,868	$20,509
'20	$13,396	$21,297
'21	$13,427	$21,082
'21	$13,716	$21,664
'21	$14,059	$22,612
'21	$14,589	$23,819
'21	$14,815	$23,986
'21	$15,002	$24,546
'21	$15,064	$25,129
'21	$15,462	$25,893
'21	$14,714	$24,688
'21	$15,579	$26,418
'21	$15,415	$26,235
'21	$16,166	$27,411
'22	$15,324	$25,992
'22	$14,846	$25,214
'22	$15,283	$26,150
'22	$13,983	$23,870
'22	$14,087	$23,914
'22	$13,047	$21,940
'22	$14,004	$23,963
'22	$13,494	$22,986
'22	$12,392	$20,869
'22	$13,484	$22,558
'22	$14,170	$23,819
'22	$13,544	$22,447
'23	$14,253	$23,857
'23	$13,904	$23,275
'23	$14,274	$24,129
'23	$14,560	$24,506
'23	$14,465	$24,612
'23	$15,237	$26,239
'23	$15,671	$27,082
'23	$15,470	$26,651
'23	$14,867	$25,380
'23	$14,740	$24,846
'23	$15,883	$27,115
'23	$16,460	$28,347
'24	$16,793	$28,824
'24	$17,480	$30,363
'24	$18,039	$31,339
'24	$17,362	$30,059
'24	$18,103	$31,550
'24	$18,608	$32,682
'24	$18,823	$33,080
'24	$19,274	$33,882

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	24.59%	11.73%	6.78%
S&P 500® Index	27.14%	15.92%	12.98%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	85,033,400
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	83,170

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	89%
Cash Equivalents	8%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Health Care	15%
Financials	14%
Communication Services	9%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Energy	5%
Utilities	3%
Materials	2%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	31.9% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	3.2%
NVIDIA Corp.	2.6%
Meta Platforms, Inc.	2.3%
Eli Lilly & Co.	1.7%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
Johnson & Johnson	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-S

R-102573-1 (10/24)

DWS Equity Sector Strategy Fund

Institutional Class: SNPTX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.48%

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 24.59% for the period ended August 31, 2024. The Fund's index, the S&P 500® Index, returned 27.14% for the same period.

The Fund’s underweight in the information technology sector, particularly in semiconductor stocks, was the primary factor in its underperformance. The underweight in semiconductors prevented the Fund from fully participating in the rally in NVIDIA Corp. (2.7%), one of the best individual performers in the large-cap space during the period.

Our preference for more defensive market segments also detracted from performance at a time in which positive economic growth, stable corporate earnings, and expectations for falling interest rates helped fuel investors’ appetite for risk. In this environment, underweights in areas such as machinery, materials, retail, and household durables detracted from results. Similarly, the Fund’s cash position — which was typically in a range of 7% to 8% — dampened returns given the robust performance for the broader market.

On the other hand, an overweight in the aerospace & defense industry contributed positively to the Fund's performance. We held this position on the view that both the United States and its allies would need to maintain elevated levels of defense spending at a time of heightened geopolitical risk. Overweights in large-cap banks and insurance stocks helped results, as well. The Fund was further helped by our decision to maintain an overweight in the healthcare sector, with an emphasis on biotechnology/pharmaceutical and equipment companies. An overweight in electric utilities contributed, as well.

Percentages in parentheses are based on the Fund's total net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	S&P 500® Index
12/1/22	$956,531	$942,400
1/31/23	$1,006,599	$1,001,615
2/28/23	$981,939	$977,177
3/31/23	$1,008,094	$1,013,053
4/30/23	$1,028,271	$1,028,865
5/31/23	$1,020,798	$1,033,337
6/30/23	$1,076,097	$1,101,615
7/31/23	$1,106,736	$1,137,004
8/31/23	$1,092,538	$1,118,901
9/30/23	$1,049,942	$1,065,554
10/31/23	$1,040,975	$1,043,149
11/30/23	$1,121,682	$1,138,415
12/31/23	$1,162,428	$1,190,134
1/31/24	$1,185,950	$1,210,133
2/29/24	$1,234,510	$1,274,749
3/31/24	$1,273,966	$1,315,764
4/30/24	$1,226,164	$1,262,022
5/31/24	$1,278,519	$1,324,599
6/30/24	$1,313,422	$1,372,128
7/31/24	$1,329,356	$1,388,830
8/31/24	$1,361,224	$1,422,518

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	Since Inception 12/1/22
Institutional Class No Sales Charge	24.59%	19.31%
S&P 500® Index	27.14%	22.32%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	85,033,400
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	83,170

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	89%
Cash Equivalents	8%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Health Care	15%
Financials	14%
Communication Services	9%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Energy	5%
Utilities	3%
Materials	2%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	31.9% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	3.2%
NVIDIA Corp.	2.6%
Meta Platforms, Inc.	2.3%
Eli Lilly & Co.	1.7%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
Johnson & Johnson	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-I

R-102573-1 (10/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS equity sector strategy FUNd

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$48,466	$0	$8,948	$0
2023	$46,180	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$8,948	$0	$0	$8,948
2023	$8,948	$539,907	$0	$548,855

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2024
Annual Financial Statements and Other Information
DWS Equity Sector Strategy Fund

Contents
3	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
35	Tax Information
36	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity Sector Strategy Fund

Investment Portfolioas of August 31, 2024

	Shares	Value ($)
Common Stocks 89.0%
Communication Services 8.8%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	9,139	181,866
Verizon Communications, Inc.	4,744	198,204
		380,070
Entertainment 1.6%
Electronic Arts, Inc.	595	90,333
Netflix, Inc.*	1,202	843,023
Walt Disney Co.	4,254	384,476
		1,317,832
Interactive Media & Services 6.6%
Alphabet, Inc. “A”	11,919	1,947,326
Alphabet, Inc. “C”	10,197	1,683,627
Match Group, Inc.*	778	28,949
Meta Platforms, Inc. “A”	3,715	1,936,667
		5,596,569
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	975	193,752
Consumer Discretionary 5.9%
Automobile Components 0.4%
Aptiv PLC*	2,868	205,148
BorgWarner, Inc.	2,859	97,406
		302,554
Broadline Retail 3.2%
Amazon.com, Inc.*	15,348	2,739,618
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc.	65	254,100
Chipotle Mexican Grill, Inc.*	500	28,040
Darden Restaurants, Inc.	309	48,868
Domino’s Pizza, Inc.	120	49,705
Expedia Group, Inc.*	400	55,636
Las Vegas Sands Corp.	700	27,293
McDonald’s Corp.	1,418	409,320
MGM Resorts International*	1,061	39,883
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	3

	Shares	Value ($)
Starbucks Corp.	2,072	195,949
Yum! Brands, Inc.	663	89,452
		1,198,246
Specialty Retail 0.4%
Home Depot, Inc.	919	338,652
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc.*	500	129,735
NIKE, Inc. “B”	3,600	299,952
		429,687
Consumer Staples 4.8%
Beverages 1.5%
Brown-Forman Corp. “B”	600	27,354
Coca-Cola Co.	6,784	491,636
Constellation Brands, Inc. “A”	420	101,098
Keurig Dr Pepper, Inc.	2,391	87,535
Molson Coors Beverage Co. “B”	715	38,589
Monster Beverage Corp.*	2,073	97,701
PepsiCo, Inc.	2,346	405,576
		1,249,489
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	750	669,285
Kroger Co.	1,860	98,971
Sysco Corp.	1,351	105,337
Target Corp.	800	122,896
Walmart, Inc.	7,282	562,389
		1,558,878
Food Products 0.4%
General Mills, Inc.	800	57,832
Lamb Weston Holdings, Inc.	700	43,344
Mondelez International, Inc. “A”	2,250	161,572
The Hershey Co.	250	48,265
		311,013
Household Products 0.9%
Church & Dwight Co., Inc.	452	46,050
Colgate-Palmolive Co.	620	66,030
Kimberly-Clark Corp.	445	64,374
Procter & Gamble Co.	3,242	556,132
		732,586
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Personal Care Products 0.2%
Estee Lauder Companies, Inc. “A”	1,466	134,374
Kenvue, Inc.	3,400	74,630
		209,004
Energy 1.1%
Energy Equipment & Services 1.1%
Baker Hughes Co.	7,313	257,198
Halliburton Co.	7,228	224,719
Schlumberger NV	11,070	486,969
		968,886
Financials 14.0%
Banks 3.6%
Bank of America Corp.	14,665	597,599
Citigroup, Inc.	5,006	313,576
JPMorgan Chase & Co.	5,731	1,288,329
M&T Bank Corp.	218	37,520
PNC Financial Services Group, Inc.	681	126,046
Truist Financial Corp.	2,475	110,038
U.S. Bancorp.	2,840	134,133
Wells Fargo & Co.	7,053	412,389
		3,019,630
Capital Markets 2.5%
Ameriprise Financial, Inc.	250	112,360
Bank of New York Mellon Corp.	1,600	109,152
BlackRock, Inc.	240	216,434
Cboe Global Markets, Inc.	200	41,080
Charles Schwab Corp.	3,050	198,555
CME Group, Inc.	800	172,592
Intercontinental Exchange, Inc.	1,000	161,550
Invesco Ltd.	1,500	25,635
Moody’s Corp.	300	146,322
Morgan Stanley	2,450	253,845
Nasdaq, Inc.	700	50,456
Northern Trust Corp.	700	63,847
Raymond James Financial, Inc.	600	71,742
S&P Global, Inc.	200	102,648
State Street Corp.	750	65,325
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	5

	Shares	Value ($)
T. Rowe Price Group, Inc.	500	53,020
The Goldman Sachs Group, Inc.	500	255,125
		2,099,688
Consumer Finance 0.1%
American Express Co.	400	103,460
Financial Services 3.9%
Berkshire Hathaway, Inc. “B” *	2,986	1,421,097
Fidelity National Information Services, Inc.	1,185	97,703
Fiserv, Inc.*	1,147	200,266
Global Payments, Inc.	439	48,733
Jack Henry & Associates, Inc.	180	31,145
Mastercard, Inc. “A”	1,310	633,176
PayPal Holdings, Inc.*	1,983	143,629
Visa, Inc. “A”	2,630	726,853
		3,302,602
Insurance 3.9%
Aflac, Inc.	1,805	199,200
Allstate Corp.	831	157,009
American International Group, Inc.	2,432	187,386
Aon PLC “A”	636	218,606
Arch Capital Group Ltd.*	757	85,609
Arthur J. Gallagher & Co.	632	184,904
Assurant, Inc.	171	33,576
Brown & Brown, Inc.	675	70,963
Chubb Ltd.	1,307	371,423
Cincinnati Financial Corp.	465	63,719
Everest Group Ltd.	120	47,069
Globe Life, Inc.	264	27,733
Hartford Financial Services Group, Inc.	1,027	119,235
Loews Corp.	580	47,525
Marsh & McLennan Companies, Inc.	1,540	350,366
MetLife, Inc.	2,186	169,371
Principal Financial Group, Inc.	807	65,706
Progressive Corp.	1,781	449,168
Prudential Financial, Inc.	1,327	160,779
Travelers Companies, Inc.	813	185,421
W.R. Berkley Corp.	907	54,148
Willis Towers Watson PLC	329	96,104
		3,345,020
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Health Care 15.4%
Biotechnology 3.3%
AbbVie, Inc.	4,682	919,124
Amgen, Inc.	1,658	553,490
Biogen, Inc.*	782	160,122
Gilead Sciences, Inc.	4,654	367,666
Incyte Corp.*	601	39,462
Moderna, Inc.*	903	69,892
Regeneron Pharmaceuticals, Inc.*	309	366,069
Vertex Pharmaceuticals, Inc.*	762	377,868
		2,853,693
Health Care Equipment & Supplies 4.5%
Abbott Laboratories	5,372	608,486
Align Technology, Inc.*	287	68,082
Baxter International, Inc.	1,546	58,655
Becton Dickinson & Co.	1,289	312,467
Boston Scientific Corp.*	5,009	409,686
Dexcom, Inc.*	1,340	92,916
Edwards Lifesciences Corp.*	2,042	142,858
GE HealthCare Technologies, Inc.	1,238	105,007
Hologic, Inc.*	761	61,824
IDEXX Laboratories, Inc.*	237	114,075
Insulet Corp.*	170	34,471
Intuitive Surgical, Inc.*	1,056	520,217
Medtronic PLC	4,646	411,543
ResMed, Inc.	472	115,649
Solventum Corp.*	288	18,464
STERIS PLC	285	68,714
Stryker Corp.	1,107	398,985
Teleflex, Inc.	120	29,420
The Cooper Companies, Inc.*	580	61,323
Zimmer Biomet Holdings, Inc.	1,519	175,384
		3,808,226
Health Care Providers & Services 2.2%
Centene Corp.*	1,173	92,468
Cigna Group	528	191,036
CVS Health Corp.	2,373	135,830
Elevance Health, Inc.	461	256,726
HCA Healthcare, Inc.	284	112,348
Humana, Inc.	205	72,666
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	7

	Shares	Value ($)
Labcorp Holdings, Inc.	200	45,978
McKesson Corp.	145	81,357
UnitedHealth Group, Inc.	1,540	908,908
		1,897,317
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	8,129	406,044
Catalent, Inc.*	529	32,248
Eli Lilly & Co.	1,518	1,457,310
Johnson & Johnson	6,612	1,096,666
Merck & Co., Inc.	6,869	813,633
Pfizer, Inc.	16,820	487,948
Viatris, Inc.	3,288	39,719
Zoetis, Inc.	1,324	242,941
		4,576,509
Industrials 7.9%
Aerospace & Defense 3.2%
Axon Enterprise, Inc.*	125	45,621
Boeing Co.*	1,052	182,775
General Dynamics Corp.	900	269,424
General Electric Co.	1,836	320,602
Howmet Aerospace, Inc.	818	79,068
Huntington Ingalls Industries, Inc.	150	42,416
L3Harris Technologies, Inc.	679	160,699
Lockheed Martin Corp.	821	466,410
Northrop Grumman Corp.	547	286,196
RTX Corp.	5,104	629,527
Textron, Inc.	718	65,482
TransDigm Group, Inc.	125	171,651
		2,719,871
Air Freight & Logistics 0.1%
United Parcel Service, Inc. “B”	500	64,275
Electrical Equipment 2.0%
AMETEK, Inc.	1,387	237,246
Eaton Corp. PLC	1,681	515,949
Emerson Electric Co.	3,322	350,106
GE Vernova, Inc.*	1,221	245,421
Generac Holdings, Inc.*	422	66,056
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Hubbell, Inc.	300	119,976
Rockwell Automation, Inc.	718	195,317
		1,730,071
Ground Transportation 0.2%
Uber Technologies, Inc.*	1,100	80,443
Union Pacific Corp.	211	54,035
		134,478
Industrial Conglomerates 0.3%
3M Co.	502	67,615
Honeywell International, Inc.	1,054	219,137
		286,752
Machinery 1.6%
Caterpillar, Inc.	868	309,095
Cummins, Inc.	260	81,341
Deere & Co.	488	188,241
Dover Corp.	250	46,507
Fortive Corp.	800	59,520
Illinois Tool Works, Inc.	495	125,324
Ingersoll Rand, Inc.	800	73,160
Otis Worldwide Corp.	700	66,283
PACCAR, Inc.	700	67,326
Parker-Hannifin Corp.	255	153,051
Pentair PLC	604	53,569
Snap-on, Inc.	100	28,374
Westinghouse Air Brake Technologies Corp.	329	55,789
Xylem, Inc.	500	68,765
		1,376,345
Passenger Airlines 0.5%
American Airlines Group, Inc.*	7,480	79,438
Delta Air Lines, Inc.	3,258	138,432
Southwest Airlines Co.	2,672	77,274
United Airlines Holdings, Inc.*	1,877	82,663
		377,807
Information Technology 25.2%
Communications Equipment 0.6%
Arista Networks, Inc.*	98	34,631
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	9

	Shares	Value ($)
Cisco Systems, Inc.	7,581	383,144
Motorola Solutions, Inc.	297	131,286
		549,061
IT Services 1.6%
Accenture PLC “A”	1,725	589,864
Akamai Technologies, Inc.*	500	50,920
Cognizant Technology Solutions Corp. “A”	1,611	125,288
EPAM Systems, Inc.*	161	32,322
International Business Machines Corp.	2,502	505,729
VeriSign, Inc.*	380	69,882
		1,374,005
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc.*	3,148	467,667
Analog Devices, Inc.	476	111,784
Applied Materials, Inc.	1,707	336,723
Broadcom, Inc.	3,970	646,395
Intel Corp.	5,800	127,832
KLA Corp.	289	236,815
Lam Research Corp.	296	243,019
Micron Technology, Inc.	2,300	221,352
NVIDIA Corp.	18,910	2,257,287
QUALCOMM, Inc.	2,161	378,823
		5,027,697
Software 9.9%
Adobe, Inc.*	916	526,159
Autodesk, Inc.*	409	105,686
Cadence Design Systems, Inc.*	493	132,582
Crowdstrike Holdings, Inc. “A” *	100	27,728
Intuit, Inc.	514	323,954
Microsoft Corp.	13,248	5,526,271
Oracle Corp.	2,985	421,751
Palo Alto Networks, Inc.*	300	108,816
Roper Technologies, Inc.	229	126,960
Salesforce, Inc.	2,234	564,979
ServiceNow, Inc.*	438	374,490
Synopsys, Inc.*	318	165,226
		8,404,602
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	25,319	5,798,051
The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Hewlett Packard Enterprise Co.	3,300	63,921
HP, Inc.	1,500	54,270
NetApp, Inc.	400	48,288
Seagate Technology Holdings PLC	400	39,820
Super Micro Computer, Inc.*	120	52,524
Western Digital Corp.*	800	52,472
		6,109,346
Materials 1.7%
Chemicals 1.3%
Air Products & Chemicals, Inc.	373	104,011
Albemarle Corp.	377	34,024
Celanese Corp.	200	26,120
Corteva, Inc.	1,591	91,164
Dow, Inc.	762	40,828
DuPont de Nemours, Inc.	723	60,913
Ecolab, Inc.	448	113,425
International Flavors & Fragrances, Inc.	450	46,796
Linde PLC	755	361,079
PPG Industries, Inc.	740	96,000
Sherwin-Williams Co.	250	92,342
The Mosaic Co.	1,511	43,169
		1,109,871
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	3,400	150,552
Newmont Corp.	2,126	113,507
Nucor Corp.	200	30,382
		294,441
Real Estate 1.1%
Industrial REITs 0.1%
Prologis, Inc.	550	70,301
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	900	103,626
Retail REITs 0.1%
Simon Property Group, Inc.	300	50,205
Specialized REITs 0.8%
American Tower Corp.	892	199,862
Crown Castle, Inc.	1,031	115,493
Digital Realty Trust, Inc.	600	90,966
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	11

	Shares	Value ($)
Equinix, Inc.	201	167,706
SBA Communications Corp.	249	56,438
VICI Properties, Inc.	1,757	58,824
		689,289
Utilities 3.1%
Electric Utilities 2.6%
Alliant Energy Corp.	695	40,498
American Electric Power Co., Inc.	1,724	172,883
Constellation Energy Corp.	725	142,607
Duke Energy Corp.	2,438	277,810
Edison International	1,092	95,037
Entergy Corp.	800	96,552
Evergy, Inc.	626	37,022
Eversource Energy	1,002	67,665
Exelon Corp.	3,187	121,393
FirstEnergy Corp.	1,649	72,424
NextEra Energy, Inc.	5,826	469,051
NRG Energy, Inc.	653	55,511
PG&E Corp.	4,000	78,800
PPL Corp.	2,137	68,192
Southern Co.	3,335	288,144
Xcel Energy, Inc.	1,732	106,050
		2,189,639
Gas Utilities 0.0%
Atmos Energy Corp.	321	41,968
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	3,169	54,285
Multi-Utilities 0.4%
Ameren Corp.	480	39,605
Dominion Energy, Inc.	2,300	128,570
DTE Energy Co.	500	62,510
Sempra	1,650	135,597
		366,282
Total Common Stocks (Cost $57,030,838)		75,657,198
Exchange-Traded Funds 3.3%
Energy Select Sector SPDR Fund (Cost $2,213,157)	31,000	2,829,680
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Cash Equivalents 7.5%
DWS Central Cash Management Government Fund, 5.34% (a) (Cost $6,338,919)	6,338,919	6,338,919

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $65,582,914)	99.8	84,825,797
Other Assets and Liabilities, Net	0.2	207,603
Net Assets	100.0	85,033,400
A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 are as follows:
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.22% (a) (b)
21,995	—	21,995 (c)	—	—	193	—	—	—
Cash Equivalents 7.5%
DWS Central Cash Management Government Fund, 5.34% (a)
7,659,274	16,953,486	18,273,841	—	—	293,004	—	6,338,919	6,338,919
7,681,269	16,953,486	18,295,836	—	—	293,197	—	6,338,919	6,338,919

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor’s Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	13

prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$75,657,198	$—	$—	$75,657,198
Exchange-Traded Funds	2,829,680	—	—	2,829,680
Short-Term Investments	6,338,919	—	—	6,338,919
Total	$84,825,797	$—	$—	$84,825,797

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity Sector Strategy Fund

Statement of Assets and Liabilities
as of August 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $59,243,995)	$78,486,878
Investment in DWS Central Cash Management Government Fund (cost $6,338,919)	6,338,919
Receivable for investments sold	246,476
Receivable for Fund shares sold	2,056
Dividends receivable	88,040
Interest receivable	14
Affiliated securities lending income receivable	5
Other assets	16,062
Total assets	85,178,450
Liabilities
Payable for Fund shares redeemed	14,481
Accrued Trustees' fees	1,313
Other accrued expenses and payables	129,256
Total liabilities	145,050
Net assets, at value	$85,033,400
Net Assets Consist of
Distributable earnings (loss)	15,442,250
Paid-in capital	69,591,150
Net assets, at value	$85,033,400
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	15

Statement of Assets and Liabilities as of August 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($33,811,675 ÷ 1,892,861 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.86
Maximum offering price per share (100 ÷ 94.25 of $17.86)	$18.95
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($767,861 ÷ 43,815 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.53
Class S
Net Asset Value, offering and redemption price per share ($50,218,587 ÷ 2,799,593 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.94
Institutional Class
Net Asset Value, offering and redemption price per share ($235,277 ÷ 13,117 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.94
The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity Sector Strategy Fund

Statement of Operations
for the year ended August 31, 2024

Investment Income
Income:
Dividends (net of foreign taxes withheld of $39)	$1,138,946
Income distributions — DWS Central Cash Management Government Fund	293,004
Affiliated securities lending income	193
Total income	1,432,143
Expenses:
Management fee	220,250
Administration fee	76,647
Services to shareholders	142,193
Distribution and service fees	82,883
Custodian fee	5,905
Audit fee	48,699
Legal fees	12,701
Tax fees	8,948
Reports to shareholders	32,825
Registration fees	65,219
Trustees' fees and expenses	5,275
Other	14,146
Total expenses before expense reductions	715,691
Expense reductions	(250,653)
Total expenses after expense reductions	465,038
Net investment income	967,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,177,517
Change in net unrealized appreciation (depreciation) on investments	15,272,719
Net gain (loss)	16,450,236
Net increase (decrease) in net assets resulting from operations	$17,417,341
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	17

Statements of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$967,105	$1,044,715
Net realized gain (loss)	1,177,517	(3,234,243)
Change in net unrealized appreciation (depreciation)	15,272,719	12,065,282
Net increase (decrease) in net assets resulting from operations	17,417,341	9,875,754
Distributions to shareholders:
Class A	(391,205)	(442,784)
Class C	(3,176)	(4,830)
Class S	(684,194)	(747,259)
Institutional Class	(7,314)	(173)*
Total distributions	(1,085,889)	(1,195,046)
Fund share transactions:
Proceeds from shares sold	2,230,448	1,456,278
Reinvestment of distributions	1,061,543	1,170,456
Payments for shares redeemed	(9,311,935)	(9,020,817)
Net increase (decrease) in net assets from Fund share transactions	(6,019,944)	(6,394,083)
Increase (decrease) in net assets	10,311,508	2,286,625
Net assets at beginning of period	74,721,892	72,435,267
Net assets at end of period	$85,033,400	$74,721,892

*	For the period from December 1, 2022 (commencement of operations of Institutional Class) through August 31, 2023.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Equity Sector Strategy Fund

Financial Highlights
DWS Equity Sector Strategy Fund — Class A
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$14.56	$12.93	$19.81	$16.02	$15.64
Income (loss) from investment operations:
Net investment income[a]	.17	.17	.11	.14	.18
Net realized and unrealized gain (loss)	3.32	1.66	(1.91)	3.96	1.43
Total from investment operations	3.49	1.83	(1.80)	4.10	1.61
Less distributions from:
Net investment income	(.19 )	(.20 )	—	(.31 )	(1.18)
Net realized gains	—	—	(5.08)	—	(.05 )
Total distributions	(.19 )	(.20 )	(5.08)	(.31 )	(1.23)
Net asset value, end of period	$17.86	$14.56	$12.93	$19.81	$16.02
Total Return (%)[b,c]	24.24	14.32	(12.92)	25.86 [d]	10.44 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	30	30	37	32
Ratio of expenses before expense reductions (%)	1.03	1.07	1.02	.81 [e]	.86 [e]
Ratio of expenses after expense reductions (%)	.73	.73	.73	.76 [e]	.71 [e]
Ratio of net investment income (%)	1.08	1.30	.71	.78	1.19
Portfolio turnover rate (%)	28	42	38	136	63

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	19

DWS Equity Sector Strategy Fund — Class C
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$14.29	$12.68	$19.65	$15.90	$15.52
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	.07	(.01 )	(.01 )	.07
Net realized and unrealized gain (loss)	3.27	1.64	(1.88)	3.93	1.40
Total from investment operations	3.32	1.71	(1.89)	3.92	1.47
Less distributions from:
Net investment income	(.08 )	(.10 )	—	(.17 )	(1.04)
Net realized gains	—	—	(5.08)	—	(.05 )
Total distributions	(.08 )	(.10 )	(5.08)	(.17 )	(1.09)
Net asset value, end of period	$17.53	$14.29	$12.68	$19.65	$15.90
Total Return (%)[b,c]	23.32	13.56	(13.60)	24.84 [d]	9.57 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1
Ratio of expenses before expense reductions (%)	1.93	1.96	1.91	1.65 [e]	1.69 [e]
Ratio of expenses after expense reductions (%)	1.48	1.48	1.48	1.58 [e]	1.46 [e]
Ratio of net investment income (loss) (%)	.32	.55	(.04 )	(.07 )	.44
Portfolio turnover rate (%)	28	42	38	136	63

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

20	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Class S
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$14.62	$12.98	$19.83	$16.03	$15.66
Income (loss) from investment operations:
Net investment income[a]	.21	.21	.15	.18	.22
Net realized and unrealized gain (loss)	3.34	1.67	(1.92)	3.97	1.43
Total from investment operations	3.55	1.88	(1.77)	4.15	1.65
Less distributions from:
Net investment income	(.23 )	(.24 )	—	(.35 )	(1.23)
Net realized gains	—	—	(5.08)	—	(.05 )
Total distributions	(.23 )	(.24 )	(5.08)	(.35 )	(1.28)
Net asset value, end of period	$17.94	$14.62	$12.98	$19.83	$16.03
Total Return (%)[b]	24.59	14.64	(12.73)	26.23 [c]	10.66 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	44	42	53	46
Ratio of expenses before expense reductions (%)	.81	.85	.80	.58 [d]	.63 [d]
Ratio of expenses after expense reductions (%)	.48	.48	.48	.53 [d]	.46 [d]
Ratio of net investment income (%)	1.33	1.56	.96	1.01	1.44
Portfolio turnover rate (%)	28	42	38	136	63

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	21

DWS Equity Sector Strategy Fund — Institutional Class
	Year Ended August 31,	Period Ended
	2024	8/31/23[a]
Selected Per Share Data
Net asset value, beginning of period	$14.62	$13.62
Income (loss) from investment operations:
Net investment income[b]	.22	.18
Net realized and unrealized gain (loss)	3.33	1.06
Total from investment operations	3.55	1.24
Less distributions from:
Net investment income	(.23 )	(.24 )
Net asset value, end of period	$17.94	$14.62
Total Return (%)[c]	24.59	9.25 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	235	83
Ratio of expenses before expense reductions (%)	.74	.77 **
Ratio of expenses after expense reductions (%)	.48	.48 **
Ratio of net investment income (%)	1.36	1.65 **
Portfolio turnover rate (%)	28	42 [d]

[a]	For the period from December 1, 2022 (commencement of operations) to August 31, 2023.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2023.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Equity Sector Strategy Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Equity Sector Strategy Fund is a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

DWS Equity Sector Strategy Fund	|	23

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

24	|	DWS Equity Sector Strategy Fund

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of August 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of August 31, 2024, the Fund had no securities on loan.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

DWS Equity Sector Strategy Fund	|	25

At August 31, 2024, the Fund had net tax basis capital loss carryforwards of $2,838,343 of long-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At August 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Capital loss carryforwards	$(2,838,343)
Net unrealized appreciation (depreciation) on investments	$18,280,593
At August 31, 2024, the aggregate cost of investments for federal income tax purposes was $66,545,204. The net unrealized appreciation for all investments based on tax cost was $18,280,593. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $21,452,934 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,172,341.

26	|	DWS Equity Sector Strategy Fund

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended August 31,
	2024	2023
Distributions from ordinary income*	$1,085,889	$1,195,046

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended August 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $20,326,547 and $25,304,560, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of: (a) 0.10% based on

DWS Equity Sector Strategy Fund	|	27

the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.30% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the year ended August 31, 2024, the fee pursuant to the Restated Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.279% of the Fund’s average daily net assets.
For the period from September 1, 2023 through November 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%
For the year ended August 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$95,568
Class C	2,971
Class S	151,487
Institutional Class	627
$250,653
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2024, the Administration Fee was $76,647, of which $6,802 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

28	|	DWS Equity Sector Strategy Fund

servicing fee it receives from the Fund. For the year ended August 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2024
Class A	$20,478	$3,353
Class C	922	151
Class S	56,565	9,347
Institutional Class	65	11
	$78,030	$12,862
In addition, for the year ended August 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$23,343
Class C	903
Class S	14,658
Institutional Class	146
$39,050
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2024
Class C	$5,007	$477
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Equity Sector Strategy Fund	|	29

accounts the firms service. For the year ended August 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2024	Annual Rate
Class A	$76,209	$13,689.24%
Class C	1,667	404.25%
	$77,876	$14,093
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2024 aggregated $1,834.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended August 31, 2024, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended August 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,458, of which $870 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended August 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $14.

30	|	DWS Equity Sector Strategy Fund

D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at August 31, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	76,087	$1,197,741	44,405	$597,807
Class C	6,959	110,875	991	13,070
Class S	34,202	545,750	56,261	765,344
Institutional Class	26,340	376,082	5,676 *	80,057 *
		$2,230,448		$1,456,278
Shares issued to shareholders in reinvestment of distributions
Class A	25,224	$381,378	32,756	$432,290
Class C	213	3,176	371	4,830
Class S	44,180	669,675	55,379	733,163
Institutional Class	482	7,314	13 *	173 *
		$1,061,543		$1,170,456
Shares redeemed
Class A	(250,980)	$(4,047,295)	(320,554)	$(4,336,859)
Class C	(4,043)	(64,363)	(13,960)	(179,518)
Class S	(308,673)	(4,901,337)	(334,056)	(4,504,440)
Institutional Class	(19,394)	(298,940)	—	—
		$(9,311,935)		$(9,020,817)

DWS Equity Sector Strategy Fund	|	31

	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(149,669)	$(2,468,176)	(243,393)	$(3,306,762)
Class C	3,129	49,688	(12,598)	(161,618)
Class S	(230,291)	(3,685,912)	(222,416)	(3,005,933)
Institutional Class	7,428	84,456	5,689 *	80,230 *
		$(6,019,944)		$(6,394,083)

*	For the period from December 1, 2022 (commencement of operations of Institutional Class) through August 31, 2023.

32	|	DWS Equity Sector Strategy Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Asset Allocation Trust and Shareholders of DWS Equity Sector Strategy Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity Sector Strategy Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Asset Allocation Trust (the “Trust” )), including the investment portfolio, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Asset Allocation Trust) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Equity Sector Strategy Fund	|	33

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 22, 2024

34	|	DWS Equity Sector Strategy Fund

Tax Information (Unaudited)
For corporate shareholders, 92% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended August 31, 2024, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $1,262,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Equity Sector Strategy Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Equity Sector Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

36	|	DWS Equity Sector Strategy Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment

DWS Equity Sector Strategy Fund	|	37

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective August 9, 2021, DIMA agreed to reduce the Fund’s contractual management fee by 0.25% on assets invested in direct investments, in connection with a change in the Fund’s strategy from a multi-asset growth allocation strategy to an equity sector allocation strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized

38	|	DWS Equity Sector Strategy Fund

by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain

DWS Equity Sector Strategy Fund	|	39

of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS Equity Sector Strategy Fund

DESSF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Sector Strategy Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/28/2024